Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [table]
Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2020	2019	2020	2019
		(US$ millions)
Financial assets
Derivative financial instruments		24	—	24	—
Other non-current assets		77	66	77	66
Trade receivables, net		351	371	351	371
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	296	68	296	68
Prepayments and accrued income		149	156	149	156
Supplier advances for capital expenditures		21	22	21	22
Call option (ii)	C.7.4.	3	—	3	—
Equity Investments	C.7.3.	160	371	160	371
Other current assets		181	192	181	192
Restricted cash	C.5.2.	199	155	199	155
Cash and cash equivalents	C.5.1.	875	1,164	875	1,164
Total financial assets		2,337	2,564	2,337	2,564
Current		2,143	2,460	2,143	2,460
Non-current		194	104	194	104
Financial liabilities
Debt and financing (i)	C.3.	5,691	5,972	5,572	6,229
Trade payables		334	289	334	289
Payables and accruals for capital expenditure		345	348	345	348
Derivative financial instruments		16	17	16	17
Put option liability	C.7.4.	262	264	262	264
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	339	498	339	498
Accrued interest and other expenses		445	432	445	432
Other liabilities		885	399	885	399
Total financial liabilities		8,317	8,219	8,198	8,475
Current		2,145	1,949	2,145	1,949
Non-current		6,173	6,270	6,054	6,527
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or 2.
	(ii) Measured with reference to Level 3, using a Monte Carlo option pricing model.
Change in fair value of derivatives	$ (11)	$ 0	$ (1)
Change in value of put option liability	5	(25)	0
Exchange gains (losses), net	(69)	(32)	(40)
Other non-operating income (expenses), net	3	10	2
Total	(106)	227	(39)	[1]
Equity Investment In Jumia
Disclosure of fair value measurement of assets [table]
Change in fair value in investment	(18)	(38)	0
Equity Investment In HTA
Disclosure of fair value measurement of assets [table]
Change in fair value in investment	$ (16)	$ 312	$ 0

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.